Statutory Prospectus Supplement dated March 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C , R , Y and Investor Class shares of the Fund listed below:
Invesco Real Estate Fund
The Fund will close to new investors other than those described in the disclosure below effective on the close of business on April 29, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on April 29, 2011, the Fund limited public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — Future Fund Closure (Invesco Real Estate Fund)” is deleted in its entirety and replaced with the following:
“Limited Fund Offering

The Fund limited public sales of its shares to new investors, effective as of the close of business on April 29, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts.

The Fund may resume sale of shares to other new investors on a future date if the Adviser determines it is appropriate.”
Effective May 2, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	1995
Mark Blackburn	Portfolio Manager	2000
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006	”
Effective May 2, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers”:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

•	Paul Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

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•	Darin Turner, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
          The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
          More information on the portfolio managers may be found on the advisor’s website www.invesco.com/us. The website is not part of this prospectus.
          The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of their compensation structure and information regarding other accounts they manage.”

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Statement of Additional Information Supplement dated March 1, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, R, Y, Investor Class, Institutional Class and Invesco Cash Reserve Shares, as applicable, of the Funds listed below:
Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
Effective May 2, 2011, James Trowbridge is no longer a portfolio manager for Invesco Real Estate Fund and all references to Mr. Trowbridge in Appendix H — Invesco Real Estate Fund are deleted.

Statutory Prospectus Supplement dated March 1, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Core Bond Fund
Invesco Dynamics Fund
Invesco Global Real Estate Fund
Invesco High Yield Fund
Invesco Income Fund
Invesco Limited Maturity Treasury Fund
Invesco Money Market Fund
Invesco Real Estate Fund
Invesco Short Term Bond Fund
Invesco U.S. Government Fund
The Invesco Real Estate Fund will close to new investors other than those described in the disclosure below effective on the close of business on April 29, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on April 29, 2011, the Invesco Real Estate Fund limited public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — Future Fund Closure (Invesco Real Estate Fund)” is deleted in its entirety and replaced with the following:
“Limited Fund Offering (Invesco Real Estate Fund)

The Fund limited public sales of its shares to new investors, effective as of the close of business on April 29, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts.

The Fund may resume sale of shares to other new investors on a future date if the Adviser determines it is appropriate.”
Effective May 2, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Real Estate Fund — Management of the Fund”:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	1995
Mark Blackburn	Portfolio Manager	2000
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006	”
Effective May 2, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Real Estate Fund” in the prospectus:
•	“Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with Invesco and/or its affiliates since 1990.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

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•	Paul Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

•	Darin Turner, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2005.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.”

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